BASIS OF PREPARATION AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION AND ACCOUNTING POLICIES	BASIS OF PREPARATION AND ACCOUNTING POLICIES
The annual financial statements of the Group have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board. The financial statements are presented in U.S. dollars ($) and are prepared on a historical cost basis except where otherwise stated. Amounts denoted in “m” represent millions and “k” represent thousands. The financial statements were approved by the Board of Directors on March 5, 2024.
Adoption of new and revised standards
The following new IFRS standards have been adopted by the Group from January 1, 2023:
International Tax Reform - Pillar Two Model Rules - Amendments to IAS 12
In December 2021, the Organisation for Economic Co-Operation and Development ("OECD") released the Global Anti-Base Erosion (Pillar Two) model rules, which provide a framework for the introduction of a global minimum effective tax rate of 15%, applicable to large multinational groups. In May 2023, the International Accounting Standards Board issued ‘International Tax Reform—Pillar Two Model Rules, Amendments to IAS 12’. The amendments mandate a temporary exception to the accounting for deferred taxes arising from Pillar Two tax legislation and introduce additional disclosure requirements for affected entities. The Group has applied this IAS 12 amendment; refer to Note 7 for details.
IFRS 17 Insurance Contracts
IFRS 17 was issued in May 2017 as a replacement for IFRS 4 Insurance Contracts and applies to annual reporting periods beginning on or after January 1, 2023. IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. The Group has assessed its contractual arrangements considering the requirements of IFRS 17 and determined that all significant contracts with insurance-like features such as leases and parent-subsidiary guarantees are excluded from the scope of the standard. Accordingly, IFRS 17 did not impact the consolidated financial statements.
New accounting standards issued but not yet effective
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.
Going concern assessment
The Directors have considered the Company’s and the Group’s financial plan, in particular with reference to the period to June 2025 (the going concern period).
The Directors have assessed the Group’s ability to maintain sufficient liquidity to fund its operations, fulfill financial and compliance obligations as set out in Note 19, and comply with the minimum liquidity covenant in the Group’s term loan for the going concern period. A base case model was produced reflecting:
•Board reviewed financial plans for the period; and
•settlement of liabilities and provisions in line with contractual terms, which are expected to be fully approved by the courts as agreed.
The Directors also assessed a “severe but plausible” downside scenario which included the following key changes to the base case within the going concern period:
•the risk that SUBLOCADE will not meet revenue growth expectations in the U.S. by modeling a 10% decline on forecasts;
•an accelerated decline in U.S. SUBOXONE film sales to generic analogues; and
•a further decline in rest of the world sublingual product net revenue.
Under both the base case and the downside scenario, sufficient liquidity exists and is generated from operations such that all business and covenant requirements are met for the going concern period. As a result of the analysis described above, the Directors reasonably expect the Group to have adequate resources to continue in operational existence for at least one year from the approval of these financial statements and therefore consider the going concern basis to be appropriate for the accounting and preparation of these financial statements.
Basis of consolidation
The consolidated financial statements include the results of the Company and its subsidiaries. Subsidiaries are those investees, including structured entities, the Group controls because the Group (i) has power to direct the relevant activities of the investees that significantly affect their returns, (ii) has exposure, or rights, to variable returns from its involvement with the investees, and (iii) has the ability to use its power over the investees to affect its returns. Subsidiaries are consolidated from the date on which control is transferred to the Group (acquisition date) and are deconsolidated from the date on which control ceases. Intra-Group transactions, outstanding balances payable or receivable and unrealized income and expense on transactions between Group entities have been eliminated on consolidation. All subsidiaries have year ends which are co-terminous with the Company’s. For IFRS reporting, subsidiaries’ accounting policies are consistent with the policies adopted by the Group.
Accounting policies
Foreign currency translation
The financial statements of each Group entity are measured using the currency of the primary economic environment in which the entity operates (the functional currency), which is generally the local currency with the exception of treasury and holding companies where the functional currency is the U.S. dollar. The Group’s presentation currency is the U.S. dollar.
Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the remeasurement of monetary assets and liabilities denominated in foreign currencies are recognized within SG&A in the consolidated income statement.
The exchange rates used for the translation of currencies into U.S. dollars that have the most significant impact on the Group’s results were:

	2023	2022	2021
GBP year-end exchange rate	1.2731	1.2083	1.3532
GBP average exchange rate	1.2435	1.2386	1.3763
EUR year-end exchange rate	1.1037	1.0698	1.1378
EUR average exchange rate	1.0814	1.0545	1.1840
The financial statements of subsidiaries with different functional currencies are translated into U.S. dollars on the following basis:
•Assets and liabilities at the year-end rate.
•Profit and loss account items at the weighted average exchange rate for the year.
Exchange differences arising from translation of retained earnings and the net investment in foreign entities are recognized in the statement of comprehensive income on consolidation.
Revenue
Net revenue is generated from sales of pharmaceutical products, net of accruals for returns, discounts, incentives and rebates (“allowances”). Direct customers are often wholesalers, specialty pharmacies and specialty distributors of pharmaceutical products; indirect customers are often government-sponsored programs or commercial insurers with whom the Group has separate pricing and formulary agreements.
Net revenue is recognized when a contractual promise to a customer (performance obligation) has been fulfilled by transferring control over pharmaceutical products to the direct customer, substantially all of which is upon receipt of the products by the customer, and therefore all revenue is recognized at a “point in time.” The amount of net revenue recognized is based on the consideration expected in exchange for pharmaceutical products, including reductions in revenue for rebates expected to be paid to indirect customers. The consideration Indivior receives may be fixed or variable. Variable consideration is only recognized when it is highly probable that a significant reversal will not occur. The Group has no material contracts with more than one performance obligation.
Management is required to determine the net transaction price in respect of each of its contracts with direct and indirect customers. In making such judgment, management assesses the impact of any variable consideration in the contract due to allowances. These are estimated and recognized in the period in which the underlying performance obligation is fulfilled as a reduction of net revenue.
The following are the Group’s significant categories of allowances:
•Government and commercial rebates
The Group records accruals for rebates for governmental programs as a reduction of sales when the product is sold into the distribution channel. The Group pays rebates to individual U.S. states for all eligible units purchased under the Medicaid Drug Rebate Program in the United States ("Medicaid") based on a “per unit rebate” calculation, which is based on the Group’s average manufacturer prices and applicable supplemental agreements.
Management estimates expected unit sales under Medicaid and adjusts its rebate accrual based on actual unit, per unit rebate amounts and changes in trends in Medicaid utilization.
Commercial rebates include amounts payable to payers and healthcare providers under contractual arrangements and may vary by product.
Government and commercial rebates are estimated using contracted rates, historical and estimated payer mix, historical utilization trends and payment processing time lag. Additionally, in developing estimates, management considers statutory rebate requirements, estimated patient mix, known market events or trends, channel inventory data obtained from third parties and other pertinent internal or external information. Management assesses and updates estimates each reporting period to reflect billing trends and other current information.
•Chargebacks
Chargebacks relate to discounts that occur when contracted indirect customers purchase directly from wholesalers and specialty distributors at a contracted price. The wholesaler or specialty distributor, in turn, then generally charges back to the Group the difference between the wholesale acquisition cost and the contracted price paid to the wholesaler or specialty distributor by the customer.
Management estimates the accrual for these chargebacks based on historical and expected utilization of these programs.
•Allowance for sales returns
Returns are generally made if the product is damaged, defective or otherwise cannot be used by the customer. In the United States, the Group typically permit returns six months prior to and up to twelve months after the product expiration date. Outside the United States, returns are only allowed in certain countries on a limited basis.
Accruals for product returns are estimated based primarily on analysis of the Group’s historical product return patterns, expected future returns, and contractual agreement terms. Estimated returns are accrued in the period the related revenue is recognized.
•Sales discounts
Wholesalers, specialty pharmacies and specialty distributors of the Group’s products are generally offered various forms of consideration, including discounts, service fees and prompt payment discounts, for distributing the products. Wholesaler and specialty distributor allowances and service fees arise from contractual agreements and are estimated as a percentage of the price at which the Group sells product to them. In addition, customers are offered a prompt pay discount for payment within a specified contractual period. Prompt pay discounts are classified as liabilities.
Management also takes account of factors such as levels of inventory in its various distribution channels, product expiry dates and information about potential entry of competing products into the market. In each case, the accruals made for allowances noted above are subject to continuous review and adjustment as appropriate, based on the most recent information available to management.
Adjustments to the accruals may be necessary based on actual utilization information submitted to the Group (in the case of accruals for rebates related to sales targets or contractual rebates), claims/invoices received (in the case of regulatory rebates and chargebacks) and actual return rates.
Operating segments
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker ("CODM"). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer ("CEO").
Cost of sales
Cost of sales are recognized as the associated net revenue is recognized or when the asset no longer represents a probable future economic benefit. Cost of sales include manufacturing costs, movements in provisions for inventories, inventory write-offs, depreciation and impairment charges in relation to manufacturing assets, and amortization of marketed products.
Selling, general and administrative expenses
Selling, general and administrative expenses ("SG&A") comprise personnel costs, as well as marketing expenses, consulting services, depreciation of fixed assets, travel and other selling and distribution related expenses, corporate overheads, patent-related costs and other administrative expenses. Selling, general and administrative expenses also include expenses relating to recognition or release of legal provisions.
Expenses are recognized in respect of goods and services received when supplied in accordance with contractual terms. Marketing, promotional and other selling expenses are charged to the consolidated income statement as incurred.
Research and development
Research and development expenses comprise internal and external research expenses. Internal R&D expenses include employee related expenses, occupancy costs, depreciation of corresponding equipment and other costs. External R&D expenses include costs related to clinical trials, non-clinical activity and laboratory services. Research expenditure is charged to the consolidated income statement in the year in which it is incurred.
Development expenditure is expensed as incurred, unless it meets the requirements of IAS 38 to be capitalized and then amortized over the useful life of the developed product, once commercialized.
The Group has determined that filing for regulatory approval is generally the earliest point at which internal development costs can be capitalized. However, judgment is exercised when assessing the point at which it is probable the asset created will generate future economic benefits, which may not be until final regulatory approval for certain assets. All internal development expenditure incurred prior to filing for regulatory approval is therefore expensed as incurred.
Net other operating income
Net other operating income is credited to the consolidated income statement as earned.
Finance income and expense
Finance income represents interest earned on invested cash balances plus interest income from debt securities which is included in finance income using the effective interest method. Finance income on cash and cash equivalents and investments is recognized in the consolidated income statement in the period earned.
Finance costs of borrowings are recognized in the consolidated income statement over the term of those borrowings. Finance costs related to lease arrangements are recognized in the consolidated income statement over the lease period. Finance costs on significant legal matters are generally recognized in the consolidated income statement over the settlement payment period.
Income tax
Income tax for the year comprises current and deferred tax. Current tax is the expected tax payable on taxable income for the year, using tax rates enacted, or substantively enacted, at the balance sheet date, and any adjustment to tax payable in respect of previous years.
Income tax is recognized in the consolidated income statement except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Current tax for the current and prior periods is recognized as a liability to the extent that it has not yet been settled, and as an asset to the extent that the amounts already paid exceed the amount due.
Deferred tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements using the balance sheet approach. Deferred tax is not recorded if it arises from the initial recognition of an asset or liability in a transaction (other than a business combination) that affects neither accounting nor taxable profit or loss at that time. Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted at the balance sheet date and apply when the deferred tax asset or liability is expected to reverse. They are revalued for changes in tax rates when new tax rates are substantively enacted.
Intangible assets
Intangible assets are carried at cost less accumulated amortization and impairment.
Payments made in respect of acquired distribution rights are capitalized when it is probable that the expected future economic benefits attributable to the asset will flow to the Group. The useful life of the acquired distribution rights is determined based on legal, regulatory, contractual, competitive, economic or other relevant factors. Acquired rights with finite lives are subsequently amortized using the straight-line method over their expected useful economic lives.
Payments related to the acquisition of rights to products in development or marketed products are capitalized if it is probable that future economic benefits from the asset will flow to the Group. Probability of future economic benefit is assumed for all payments made for externally acquired products in development and therefore capitalized. Subsequent success-based milestone payments up to and including approval are capitalized when achieved. Products in development are not amortized as they are not yet in use but are assessed for impairment at the end of each reporting period. Once approved in their primary market, products in development are transferred to marketed products.
Marketed products are amortized over their useful economic life, which is generally estimated as the patent life within the product’s primary market. Amortization of marketed products is recognized within cost of sales. All products are assessed for impairment indicators at the end of each reporting period and tested for impairment annually.
Acquired computer software licenses and related implementation costs are capitalized at cost. These costs are typically amortized on a straight-line basis, generally over a period of up to five years. For cloud-based software licenses, implementation costs are expensed as incurred and subscription costs are expensed ratably over the license period.
Goodwill is initially measured as any excess of the fair value of the acquired business over the fair value of the net identifiable assets acquired. Goodwill is not amortized but is assessed for impairment at the end of each reporting period.
Gains and losses on the disposal of intangible assets are determined by comparing the asset’s carrying value with any sale proceeds and are included in the consolidated income statement.
The carrying values of intangible assets are reviewed for impairment annually and/or when events or changes in circumstances indicate the carrying value may be impaired depending on the intangible asset type. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, management estimates the recoverable amount of the cash-generating unit ("CGU") to which it belongs. Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As discussed in Note 3, the Group is engaged in a single business activity and operates in a single reportable segment.
Property, plant and equipment
Property, plant and equipment are stated at historic cost less accumulated depreciation and impairment, with the exception of land, which is shown at cost less impairment. Cost includes expenditure that is directly attributable to the acquisition of the asset.
The cost of subsequent improvements and enhancements is included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.
Except for freehold land and assets under construction, the cost of property, plant and equipment is depreciated on a straight-line basis over the expected useful life of the asset. For this purpose, expected lives are determined within the following limits:
•freehold buildings: not more than 20 years;
•plant and equipment: not more than 10 years;
•motor vehicles and computer equipment: not more than 4 years; and
•leasehold improvements: up to the expected lease term.
Assets’ residual values and useful lives are reviewed, and adjusted, if necessary, at each balance sheet date. Property, plant and equipment are reviewed for impairment if events or changes in circumstances indicate that the carrying amount may not be appropriate. Freehold land is reviewed for impairment on an annual basis.
Gains and losses on the disposal of property, plant and equipment are determined by comparing the asset’s carrying value with any sale proceeds and are included in the consolidated income statement.
Leases and right-of-use asset
The Group leases various properties and equipment (including vehicles). Rental contracts are typically made for fixed periods of 3 to 10 years but may have termination or extension options.
Management assesses whether it is reasonably certain to exercise the options at lease commencement and subsequently, if there is a change in circumstances within its control. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). Such assessment involves management judgment and estimations based on information at the time the assessments are made.
As a lessee, management assesses whether a contract conveys the right to control use of an identified asset for a period in exchange for consideration, in which case it is classified as a lease. The Group recognizes a right-of-use asset (lease asset) and a corresponding liability at the lease commencement date, measured on a present value basis.
Leases with a term of 12 months or less (short-term leases) and low-value leases are not recognized on the balance sheet. For these short-term and low-value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.
The Group’s right-of-use assets are calculated based upon the following:
•the amount of the initial measurement of the lease liability;
•any lease payments made to the lessor at or before the commencement date, less any lease incentives (e.g., rent abatements, tenant improvement allowances) received; and
•any initial direct costs incurred by the Group.
Right-of-use assets are amortized on a straight-line basis from the commencement date of the lease over the shorter of the lease term or useful life of the right-of-use asset. Right-of-use assets are assessed for impairment whenever there is an indication the carrying amount may not be recoverable, generally using cash flow projections for the cash-generating unit in which the right-of-use asset belongs.
Lease liabilities are initially measured at the present value of the lease payments to be made over the lease term using the discount rate for the lease at lease commencement. If the interest rate implicit in the lease can be determined, it will be used to measure the liability. If an interest rate is not implicit in the lease, the incremental borrowing rate for the respective loan type at the date of commencement will be used, which ranged from 3.9% to 11.8%. The incremental borrowing rate is determined by referencing the cost of borrowing in recent debt issuances for entities with comparable credit ratings, adjusted for the term of the lease and country of origin.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever the lease terms or expected payments under the lease change, or a modification occurs that is not accounted for as a separate lease. Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Principal elements of lease payments are recognized as cash flows from financing activities.
Investments
Investments comprise holdings in equity and debt securities. Investments in equity securities held for trading or for which the Group has not elected to recognize fair value gains and losses through other comprehensive income are initially recorded and subsequently measured at fair value through profit or loss ("FVPL"). Investments in debt securities are initially recorded at fair value plus or minus directly attributable transaction costs and remeasured on the basis of the Group’s business model and the contractual cash flow characteristics.
The Group’s investments in debt securities are held at amortized cost as the Group’s intention is to hold these investments to maturity and collect contractual cash flows that are solely payments of principal and interest.
The Group applies an expected credit loss impairment model to financial instruments held at amortized cost. The recognition of a loss allowance is limited to 12-month expected credit losses unless credit risk increases significantly, which would require lifetime expected credit losses to be applied. When measuring expected credit losses, investments are grouped based on similar credit risk characteristics. Management uses judgment in selecting the inputs to the impairment model based on historical loss rates for similar instruments, current conditions and forecasts of future economic conditions.
Inventories
Raw materials, stores and consumables, work in progress and finished goods are stated at the lower of cost or net realizable value. Cost comprises materials, direct labor and an appropriate portion of overhead expenses (based on normal operating capacity) required to get the inventory to its present location and condition. Inventory valuation is determined on a first in, first out basis. Selling expenses, product amortization and certain other overhead expenses are excluded from product cost. Net realizable value is the estimated selling price less applicable selling expenses. Impairment of inventory is recognized in cost of sales.
Trade receivables
Trade receivables are initially recognized at their invoiced amounts less estimated adjustments for deductions such as cash discounts. Trade receivables consist of amounts due from customers, primarily wholesalers and distributors, for which there is no significant history of default. The credit risk of customers is assessed, taking into account their financial positions, past experiences and other relevant factors. Individual customer credit limits are imposed based on these factors.
Provisions for expected credit losses are established using an expected credit loss model ("ECL"). The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period. These provisions represent the difference between the carrying amount in the consolidated balance sheet and the estimated collectible amount. Charges for ECL are recognized in the consolidated income statement within SG&A expenses.
Cash and cash equivalents
Cash and cash equivalents comprise cash in hand, current balances with banks and similar institutions, and highly liquid investments with original maturities of less than three months.
Borrowings
Interest-bearing borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost, with any difference between cost and redemption value being recognized within finance expense in the consolidated income statement over the year of the borrowings on an effective interest basis.
Borrowings are classified as a current liability unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Provisions and other liabilities
Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, an outflow of resources to settle that obligation is more likely than not, and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the reporting date. Provisions are reviewed regularly, and amounts updated where necessary to reflect the latest assumptions. The assessment of provisions can involve complex judgments about future events and can rely heavily on judgments and estimates. Given the inherent uncertainties related to these judgments and estimates, the actual outflows resulting from the realization of those risks could differ adversely and materially from management’s assessments.
Other liabilities represent contractual obligations to third parties where the amount and timing of payments is fixed. Where other liabilities are not interest-bearing and the impact of discounting is significant, other liabilities are recorded at their present value, generally using a discount rate appropriate to the liability or approximating a market interest rate at the time the Group entered into the obligation.
Trade and other payables
Trade and other payables are recognized initially at fair value and, where applicable, subsequently measured at amortized cost using the effective interest method. Accrual balances are reviewed and adjusted in light of actual experience of rebates, discounts or allowances given and returns made and any expected changes in arrangements. Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group. Please refer to the revenue accounting policy for further details on accruals for rebates, discounts and returns.
Employee share-based plans
The Group operates three equity-settled executive and employee share plans. For all grants of share options and awards, the fair value at the grant date is calculated using appropriate pricing models. The grant date fair value is recognized over the vesting period as an expense, with a corresponding increase in retained earnings.
Employee short-term obligations
Liabilities for salaries and wages, including non-monetary benefits, vacation and accumulating sick leave expected to be settled within 12 months after the end of the period in which the employees render the related service, are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liability for vacation and accumulating sick leave is recognized in the provision for employee benefits. All other short-term employee benefits are included within trade and other payables.
Pension commitments
Some companies within the Group operate defined contribution and (funded and unfunded) defined benefit pension schemes. The cost of providing pensions to employees who are members of defined contribution schemes is charged to the consolidated income statement as contributions are made. The Group has no further payment obligations in respect of such schemes once the contributions have been paid.
Post-retirement benefits other than pensions
Some companies within the Group provide post-retirement medical care to their retirees. The costs of providing these benefits are accrued over the period of employment and the liability recognized in the consolidated balance sheet is calculated using the projected unit credit method and is discounted to its present value and the fair value of any related asset is deducted.
Business combinations and asset acquisitions
In assessing whether an acquired set of activities and assets is a business or an asset, management applies the optional concentration test to simplify the assessment. In applying the concentration test, the acquisition will be treated as an asset acquisition if substantially all of the fair value of the gross assets acquired (excluding cash and cash equivalents, deferred tax assets, and goodwill) is concentrated in a single identifiable asset or group of similar identifiable assets. If the concentration test is not met, or is not applied, management will perform an assessment to determine whether the acquired set of activities and assets is a business.
The acquisition method of accounting is used to account for business combinations. All identifiable assets acquired, liabilities and contingent liabilities assumed are initially measured at fair value on the acquisition date. Acquisition-related costs are expensed as incurred.
Goodwill arising from a business combination is recognized as an asset and initially measured at cost. Goodwill is calculated as the difference between 1) the acquisition date fair value of the consideration transferred and 2) the net of the acquisition date fair value of identifiable assets acquired and liabilities assumed.
The Group recognizes contingent consideration in a business combination as part of the consideration transferred at the fair value of the obligations at the acquisition date. Contingent consideration classified as a financial liability is subsequently remeasured to fair value at each balance sheet date, with changes in fair value recognized in the consolidated income statement. In an asset acquisition, the Group accounts for contingent consideration using a cost accumulation model. No liabilities are initially recognized at the date of acquisition. When an obligation associated with a variable payment is no longer uncertain, it is capitalized as part of the cost of the asset, as it represents a direct cost of the acquisition.
Accounting estimates and judgments
Management makes several estimates and assumptions regarding the future and significant judgments in applying the Group’s accounting policies.
Key estimates and assumptions
Estimates and assumptions may affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. These estimates are based on the Group’s knowledge of the amount, events or actions; however, actual results may ultimately differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The key estimates and assumptions used in the financial statements are set out below.
Accruals for returns, discounts, incentives and rebates
The Group offers various types of reductions from list prices on its products. Products sold in the United States are covered by various programs (such as Medicare and Medicaid) under which products are sold at a discount. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives under specific contractual arrangements. Cash discounts may also be granted for prompt payment.
The discounts, incentives and rebates described above are estimated based on contractual arrangements with customers or terms of the relevant regulations and/or agreements applicable for transactions with healthcare authorities, and in some cases on assumptions about the attainment of targeted volumes. Several months may pass between the original estimate of rebates due and confirmation of the amount, which may increase the estimation risk. Please refer to the revenue accounting policy for further details.
Accruals for product returns are estimated based primarily on analysis of the Group’s historical product return patterns, expected future returns, and contractual agreement terms. Estimated returns are accrued in the period the related revenue is recognized.
During 2023, net revenue was reduced by $9m from performance obligations satisfied in prior years, primarily relating to differences between invoices received from U.S. government programs as compared to the respective accruals held for those years. During 2022 and 2021, net revenue was increased by $14m and $24m, respectively, from performance obligations satisfied in prior years, primarily relating to resolution of aged accruals for U.S. government programs. The estimates for U.S. governmental and commercial end-payor accruals are also reasonably expected to vary due to shifts between U.S. governmental end-payor sales and U.S. commercial end-payor sales. A 1 percentage point shift between these channels would impact the accrual by $5m. Due to the number of variables contributing to the overall accruals for returns, discounts, incentives and rebates, further meaningful sensitivity is not able to be provided. Accruals for returns, discounts, incentives and rebates are disclosed in Note 22.
Impairment of intangible assets
In carrying out impairment reviews, specifically in relation to products in development, significant assumptions have been made. These include the probability of success in obtaining regulatory approvals, discount rates and projected net revenue (based on future rate of market growth and market demand for the products acquired). As actual results differ and/or changes in expectations arise, impairment charges may be required which would have a material adverse impact on reported results and financial position. The cash flows used in the recoverable amount calculation for assets in development are inflation adjusted. Changes in the inflationary environment in 2023 did not have a significant impact on the recoverable amount calculations due to its effect on both projected cash inflows and outflows. See Note 9 for further details and sensitivity analysis.
Acquisitions
In March 2023, the Group acquired 100% of the share capital of Opiant Pharmaceuticals, Inc. (“Opiant”) which has been accounted for as an asset acquisition as substantially all of the fair value of the gross assets acquired was concentrated in the value of the in-process research and development. At the acquisition date, the purchase consideration was allocated on a relative fair value basis across the acquired assets and liabilities with no goodwill recognized. Significant estimates and assumptions used in determining the valuation of the in-process research and development associated with OPVEE which was recorded as an intangible asset included the probability of approval, market potential and the net selling price per unit. Refer to Note 27 for details of the acquisition of Opiant.
In November 2023, the Group acquired an aseptic manufacturing facility consisting of a manufacturing facility, workforce and supply contracts which has been accounted for as a business combination using the acquisition method of accounting. Determining the fair value of the assets acquired and liabilities assumed involved significant estimates and assumptions, in particular in respect of the valuation of personal property and the provision for onerous contracts which was recorded to reflect the present value of expected losses from assumed contractual manufacturing obligations. Refer to Note 28 for details of net assets acquired.
Critical judgments
Management has made the following critical judgments in applying the Group’s accounting policies that have the most significant effect on the amounts recognized in the Group financial statements:
Ongoing litigation
The Group is involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to compliance and trade practices, commercial claims, product liability claims, intellectual property rights, and employment and wrongful discharge claims. For each claim or grouping of similar claims, management makes judgments regarding the relative merits and risks within the claims. These judgments inform the Group’s defense strategies, whether a loss or settlement from the claims is probable and whether sufficient information exists to make a reliable estimate of the likely outcome of the claims. Provisions are recognized when the Group has a present legal or constructive obligation, an outflow of resource to settle the obligation is more likely than not, and the amount can be reliably estimated. Management has assessed as “contingent” matters that cannot be reliably estimated or are not considered probable at the current time. For more details of all the outstanding legal proceedings including those that have been deemed contingent, see Note 21.